Consolidated Condensed Statement of Stockholders' Equity (Unaudited) (Q3) - USD ($)	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Total
Balance (in shares) at Dec. 31, 2017				11,279,834
Beginning balance at Dec. 31, 2017	$ (516,457)	$ (160,446,612)	$ 5,208,644	$ 56,395		$ 163,106,400	$ 7,408,370
Exercise of warrants (in shares)				18,405
Exercise of warrants				$ 92		$ 55,123	$ 55,215
Net loss		(3,611,973)	(95,474)				(3,707,447)
Unrealized loss on short-term investments	1,924						1,924
Foreign currency translation	$ (96,837)		$ (47,198)				$ (144,035)
Balance (in shares) at Dec. 31, 2018				11,298,239
Ending balance at Dec. 31, 2018	$ (611,370)	$ (164,058,585)	$ 5,065,972	$ 56,487		$ 163,161,523	$ 3,614,027
Exercise of warrants (in shares)
Exercise of warrants
Net loss		(872,943)	(20,369)				(893,312)
Unrealized loss on short-term investments
Foreign currency translation	26,759		13,991				40,750
Balance (in shares) at Mar. 31, 2019				11,298,239
Ending balance at Mar. 31, 2019	$ (584,611)	$ (164,931,528)	$ 5,059,594	$ 56,487		$ 163,161,523	$ 2,761,465
Balance (in shares) at Dec. 31, 2018				11,298,239
Beginning balance at Dec. 31, 2018	$ (611,370)	$ (164,058,585)	$ 5,065,972	$ 56,487		$ 163,161,523	$ 3,614,027
Net loss							(1,994,273)
Foreign currency translation							43,336
Balance (in shares) at Sep. 30, 2019				11,298,239
Ending balance at Sep. 30, 2019	$ (683,812)	$ (167,238,676)	$ 4,951,308	$ 56,487		$ 163,161,523	$ 246,830
Balance (in shares) at Dec. 31, 2018				11,298,239
Beginning balance at Dec. 31, 2018	$ (611,370)	$ (164,058,585)	$ 5,065,972	$ 56,487		$ 163,161,523	$ 3,614,027
Exercise of warrants (in shares)
Exercise of warrants
Net loss		(2,646,987)	(47,677)				(2,694,664)
Unrealized loss on short-term investments
Foreign currency translation	$ 43,340		$ 21,583				$ 64,923
Balance (in shares) at Dec. 31, 2019				11,298,239
Ending balance at Dec. 31, 2019	$ (568,030)	$ (166,705,572)	$ 5,039,878	$ 56,487		$ 163,161,523	$ 984,286
Balance (in shares) at Mar. 31, 2019				11,298,239
Beginning balance at Mar. 31, 2019	(584,611)	(164,931,528)	5,059,594	$ 56,487		163,161,523	2,761,465
Net loss		(616,828)	(16,766)				(633,594)
Unrealized loss on short-term investments
Foreign currency translation	9,868		4,712				14,580
Balance (in shares) at Jun. 30, 2019				11,298,239
Ending balance at Jun. 30, 2019	(574,743)	(165,548,356)	5,047,540	$ 56,487		163,161,523	2,142,451
Net loss							(467,367)
Unrealized loss on short-term investments	1,841						1,841
Foreign currency translation	(110,910)		(54,060)				(11,994)
Balance (in shares) at Sep. 30, 2019				11,298,239
Ending balance at Sep. 30, 2019	$ (683,812)	$ (167,238,676)	$ 4,951,308	$ 56,487		$ 163,161,523	$ 246,830
Balance (in shares) at Dec. 31, 2019				11,298,239
Beginning balance at Dec. 31, 2019	$ (568,030)	$ (166,705,572)	$ 5,039,878	$ 56,487		$ 163,161,523	$ 984,286
Exercise of warrants (in shares)				105,000
Exercise of warrants				$ 525		504,381	504,906
Net loss		(588,532)	(13,196)				(601,728)
Unrealized loss on short-term investments
Foreign currency translation	(74,477)		(33,623)				(108,100)
Balance (in shares) at Mar. 31, 2020				11,403,239
Ending balance at Mar. 31, 2020	$ (642,507)	$ (167,294,104)	$ 4,993,059	$ 57,012		$ 163,665,904	$ 779,364
Balance (in shares) at Dec. 31, 2019				11,298,239
Beginning balance at Dec. 31, 2019	$ (568,030)	$ (166,705,572)	$ 5,039,878	$ 56,487		$ 163,161,523	$ 984,286
Net loss							(1,736,234)
Foreign currency translation							(112,280)
Balance (in shares) at Sep. 30, 2020				13,016,387
Ending balance at Sep. 30, 2020	(645,022)	(168,409,330)	4,972,113	$ 65,077		166,764,577	2,747,415
Balance (in shares) at Mar. 31, 2020				11,403,239
Beginning balance at Mar. 31, 2020	(642,507)	(167,294,104)	4,993,059	$ 57,012		163,665,904	779,364
Exercise of warrants (in shares)				8,871
Exercise of warrants				$ 44		61,219	61,263
Net loss		(369,838)	(6,707)				(376,545)
Unrealized loss on short-term investments
Foreign currency translation	30,383		14,012				44,395
Issuance of common stock, net of offering costs (in shares)				1,515,878
Issuance of common stock, net of offering costs				$ 7,579		2,775,846	2,783,425
Balance (in shares) at Jun. 30, 2020				12,927,988
Ending balance at Jun. 30, 2020	(612,124)	(167,663,942)	5,000,364	$ 64,635		166,502,969	3,291,902
Exercise of warrants (in shares)				82,399
Exercise of warrants				$ 412		248,138	248,550
Net loss		(745,388)	(12,574)				(757,962)
Unrealized loss on short-term investments
Foreign currency translation	(32,898)		(15,677)				(48,575)
Issuance of common stock, net of offering costs (in shares)				6,000
Issuance of common stock, net of offering costs				$ 30		13,470	13,500
Balance (in shares) at Sep. 30, 2020				13,016,387
Ending balance at Sep. 30, 2020	$ (645,022)	$ (168,409,330)	$ 4,972,113	$ 65,077		$ 166,764,577	$ 2,747,415